UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06674
            ---------------------------------------------------------
                          THE GREATER CHINA FUND, INC.
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                   UBS Global Asset Management (Americas) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                               John Donovan, Esq.
                                White & Case LLP
                           1155 Avenue of the Americas
                               New York, NY 10036

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.
---------------------------------

THE GREATER CHINA FUND, INC.
================================================================================

INTERIM REPORT OF THE INVESTMENT MANAGER

For the six months ended June 30, 2006

OVERVIEW
The market enjoyed a strong rally since the beginning of the year due to investor re-rating, reasonable valuations, and strong underlying economic fundamentals. In May 2006, however, the market started to correct sharply on investor concerns on global inflation and interest rate hikes, as well as further credit tightening measures in China. The market reached a trough very quickly in mid June, before rebounding sharply by the end of this interim period. Despite the correction, this six-month period still produced double-digit returns for investors in China-related stocks.

PERFORMANCE
The Greater China Fund, Inc. (the "Fund") performed well during the six-months ended June 30, 2006, and outperformed the reference benchmark, MSCI Zhong Hua Index (the "Index"). In net asset value terms, the Fund was up 23.9% and the market price return was 37.1%, while the Index was up 14.3%.

Fund performance mainly benefited from the following. First, we were early in investing into selective commodity stocks such as Zijin Mining Group Co. Ltd., Jiangxi Copper Co. Ltd., Chalco, and Angang New Steel Co. Ltd. before they went up sharply. Second, we were overweight in selective Chinese financial stocks which performed very well, such as China Construction Bank and China Life Insurance. Third was our exposure to the Chinese property sector and our exposure to selective industrial stocks which added value as we focused on industry leaders that benefited from industry consolidation and were less affected by rising raw material costs. Lastly, in the technology sector, we focused on downstream handset-related manufacturers and not the upstream foundries, which has worked well for the Fund.

ECONOMIC AND STRATEGY REVIEW
Lately, economic growth in China has been above the government's and most investors' expectations, with first quarter 2006 and second quarter 2006 gross domestic product growth at 10-11% year-on-year. Nevertheless, the investment community was concerned about another round of credit tightening measures. The Chinese government raised the lending rate in April 2006, the first time since the last rate hike in November 2004, but kept the deposit rate unchanged, which in effect, boosted bank margins and stimulated consumption. The market expects that the Chinese government will raise rates again, especially as China has significantly lagged behind the US in terms of the magnitude of interest rate hikes. Given that domestic consumption is a key theme in China's current 5-year plan (2006-2010), China will have to consider the impact of further rate hikes on consumer sentiment.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

INTERIM REPORT OF THE INVESTMENT MANAGER

Continued

The Chinese government has also been very concerned about the property sector, as property prices have been rising across China. The government has in particular expressed its concern on rapidly rising prices in specific cities such as Shanghai, Beijing and Shenzhen, although it is willing to see a gradual rise in property prices, which is in line with its emphasis in boosting domestic consumption. So far, the measures that have been in place are targeted at curbing speculation, foreign ownership and developers' focus on high end large units. The supply of more lower end, smaller units below the size of 90 square meters, is in fact encouraged, as there is genuine demand for these units.

The Renminbi ("Rmb") continued to appreciate gradually and has traded below the psychological level of Rmb8 per USD. The appreciation so far has been below the market expectation. It has, however, always been the Chinese government's intention to let the Rmb appreciate gradually and in phases in order to reduce its negative impact on the economy. Huge amounts of liquidity inflows into Hong Kong and China have been supporting the Rmb.

In Hong Kong, the lack of a catalyst continued to keep pure Hong Kong stocks at bay. The renewed concern on further interest rate hikes in the US sent property prices down. Investor focus remained with China-related stocks and not Hong Kong stocks. In Taiwan, the falling popularity of President Chen Shui-Bian and the insider trading scandal which implicates his son-in-law has become an overhang on the market, and as such, the Taiwanese market has been trading in a narrow range. The non-tech sectors in Taiwan staged a rally lately as investors started to factor in an improved relationship with China after an anticipated win by the Kuo Min Tang (the opposition party) in the 2008 presidential election although this is still more than eighteen months away.

On the overall Fund strategy, we continue to prefer China related stocks versus Hong Kong or Taiwan stocks. We will look for opportunities to increase our positions in China "A" shares, which we believe will experience a sustained rally. Our exposure in China will continue to focus on domestic proxies such as banks, insurance, retail, and property. We also favor selective commodity stocks in China. We will continue to focus on industry leaders in the manufacturing and industrial sector as they have better pricing power amid an environment with rising raw material and energy costs. In Hong Kong, we are mainly focusing on secular stocks in the industrial sector. In Taiwan, we continue to own handset and electronic component manufacturers which are benefiting from the strong global handset trend. We may look to accumulate non-tech undervalued asset plays in Taiwan in the second half of 2006 in

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

INTERIM REPORT OF THE INVESTMENT MANAGER

concluded

anticipation of improving valuations in 2007. In general, we remain optimistic on China and despite recent volatilities in global emerging markets, we believe China will continue to attract investor fund flows, given the diversity of its investible universe, the further opening up of "A" shares, continued stream of IPOs across various sectors, a steadily rising currency (versus the volatilities in other emerging markets' currencies), and reasonable stock market valuations.

BARING ASSET MANAGEMENT (ASIA) LTD.
Hong Kong
July 19, 2006

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                                        3

THE GREATER CHINA FUND, INC.
================================================================================

TOP TEN EQUITY HOLDINGS

As of June 30, 2006
(Unaudited)

                                                               Percentage of
                                                                  Net Assets
----------------------------------------------------------------------------
Zijin Mining Group Co. Ltd. "H"                                          4.3%
PetroChina Co. Ltd."H"                                                   4.0
China Life Insurance Co. Ltd. "H"                                        3.9
Guangzhou R&F Properties Co. Ltd. "H"                                    3.6
Angang New Steel Co. Ltd. "H"                                            3.3
Foxconn International Holding Ltd.                                       3.2
Hon Hai Precision Industry Co. Ltd.                                      3.0
Jiangxi Copper Co. Ltd. "H"                                              3.0
Ports Design Ltd.                                                        2.8
Kingboard Chemical Holdings Ltd.                                         2.7
                                                                        ----
   TOTAL                                                                33.8%

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

INDUSTRY DIVERSIFICATION

As of June 30, 2006
(Unaudited)

                                                               Percentage of
                                                                  Net Assets
----------------------------------------------------------------------------
EQUITIES
   Automobile                                                            1.0%
   Commodities                                                          13.1
   Conglomerates                                                         0.9
   Consumption                                                          18.2
   Electrical & Electronics                                              2.7
   Energy                                                                5.3
   Financials                                                           18.8
   Machinery & Engineering                                               3.7
   Miscellaneous                                                         4.7
   Real Estate                                                          11.4
   Technology                                                            9.3
   Telecommunications                                                    1.8
   Transportation                                                        2.8
   Utilities                                                             0.9
                                                                       -----
      TOTAL EQUITIES                                                    94.6
INVESTMENT COMPANY                                                       2.8
SHORT-TERM INVESTMENT                                                    2.3
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED                   18.3
                                                                       -----
      TOTAL INVESTMENTS                                                118.0
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS                        (18.0)
                                                                       -----
   NET ASSETS                                                          100.0%
                                                                       =====

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

PORTFOLIO OF INVESTMENTS
June 30, 2006
(Unaudited)

                                                                                       Value
  Shares        Description                                                           (Note 1)
                EQUITIES -- 94.6%

                CHINA -- 57.6%

                AUTOMOBILE -- 1.0%
 6,151,900      Chongqing Changan Automobile Co. Ltd. "B" .......................   $  3,160,304
                                                                                    ------------
                COMMODITIES -- 12.8%
10,814,000      Angang New Steel Co. Ltd. "H"(1) ................................     10,233,411
 7,483,700      Bengang Steel Plates Co. Ltd. "B" ...............................      3,189,268
10,364,000      Hunan Non-Ferrous Metal Corp. Ltd. "H"(2) .......................      3,903,013
 9,891,000      Jiangxi Copper Co. Ltd. "H"(1) ..................................      9,168,945
26,610,000      Zijin Mining Group Co. Ltd. "H" .................................     13,275,879
                                                                                    ------------
                                                                                      39,770,516
                                                                                    ------------
                CONGLOMERATES -- 0.9%
 4,540,000      Tianjin Development Holdings Ltd. ...............................      2,791,103
                                                                                    ------------
                CONSUMPTION -- 11.7%
 1,514,000      China Resources Enterprise Ltd. .................................      3,089,597
 2,890,000      Hengan International Group Co. Ltd. .............................      4,706,901
 5,224,000      Kingway Brewery Holdings Ltd.(1) ................................      2,219,544
 1,640,000      Li Ning Co. Ltd. ................................................      1,604,738
 2,877,000      Parkson Retail Group Ltd. .......................................      8,186,134
 5,399,000      Ports Design Ltd. ...............................................      8,689,005
 1,699,000      Wumart Stores Inc. "H" ..........................................      5,851,455
   650,000      Yantai Changyu Pioneer Wine Co. Ltd. "B".........................      1,886,314
                                                                                    ------------
                                                                                      36,233,688
                                                                                    ------------
                ENERGY -- 5.3%
11,588,000      PetroChina Co. Ltd. "H" .........................................     12,383,211
 8,368,000      Sinopec Shanghai Petrochemical Co. Ltd. "H" .....................      4,094,039
                                                                                    ------------
                                                                                      16,477,250
                                                                                    ------------
                FINANCIALS -- 8.0%
11,525,000      Bank of China Ltd. "H"(1)(2) ....................................      5,230,543
15,924,000      China Construction Bank "H"(1) ..................................      7,278,254
 7,736,000      China Life Insurance Co. Ltd. "H"(1) ............................     12,201,107
                                                                                    ------------
                                                                                      24,709,904
                                                                                    ------------
                MACHINERY & ENGINEERING -- 3.7%
 2,820,000      Dongfang Electrical Machinery Co. Ltd. "H" ......................      5,337,196
 5,286,000      Harbin Power Equipment Co. Ltd. "H"(1) ..........................      6,295,288
                                                                                    ------------
                                                                                      11,632,484
                                                                                    ------------
                MISCELLANEOUS -- 3.2%
23,494,000      China Everbright International Ltd. .............................      1,966,152
 6,970,369      Nine Dragons Paper Holdings Ltd.(2) .............................      5,653,833
 6,447,000      Shanghai Haixin Group Co. Ltd. "B" ..............................      1,212,036
 5,326,000      Sinopec Yizheng Chemical Fibre Co. Ltd. "H"(1)(2) ........ ......      1,145,155
                                                                                    ------------
                                                                                       9,977,176
                                                                                    ------------
                REAL ESTATE -- 7.4%
12,100,000      China Overseas Land & Investment Ltd.(1) ........................      7,360,950
12,356,000      Guangzhou Investment Co. Ltd. ...................................      2,290,800
 2,442,200      Guangzhou R&F Properties Co. Ltd. "H" ...........................     11,319,583
 2,033,900      Shanghai Lujiazui Finance & Trade Zone
                   Development Co. Ltd. "B" .....................................      1,197,967
 1,817,000      Tian An China Investments Co. Ltd.(2) ...........................        976,693
                                                                                    ------------
                                                                                      23,145,993
                                                                                    ------------

                TECHNOLOGY -- 0.4%

 6,738,000      Advanced Semiconductor Manufacturing Corp. "H"(2) ...............      1,179,822
                                                                                    ------------
                TELECOMMUNICATIONS -- 1.8%
   593,000      China Mobile (Hong Kong) Ltd. ...................................      3,389,880
 7,756,000      Comba Telecom Systems Holdings Ltd. .............................      2,047,097
                                                                                    ------------
                                                                                       5,436,977
                                                                                    ------------
                TRANSPORTATION -- 1.4%
 3,284,000      China Shipping Development Co. Ltd. "H"(1) ......................      2,367,761
 3,328,100      Dazhong Transportation Group Co. Ltd. "B" .......................      2,080,062
                                                                                    ------------
                                                                                       4,447,823
                                                                                    ------------
                Total China .....................................................    178,963,040
                                                                                    ------------

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

                                                                                       Value
  Shares        Description                                                           (Note 1)
                HONG KONG -- 28.7%

                CONSUMPTION -- 5.5%
   564,500      Esprit Holdings Ltd. ............................................   $  4,607,867
 3,198,000      Glorious Sun Enterprises Ltd. ...................................      1,513,152
26,000,000      Leroi Holdings Ltd.(2)(3)(4) ....................................        577,443
 1,484,000      Li & Fung Ltd. ..................................................      2,999,717
 9,130,000      Peace Mark Holdings Ltd. ........................................      4,319,911
 5,292,000      Xinyu Hengdeli Holdings Ltd.(1) .................................      2,963,847
                                                                                    ------------
                                                                                      16,981,937
                                                                                    ------------
                ELECTRICAL & ELECTRONICS -- 2.7%
 2,972,820      Kingboard Chemical Holdings Ltd. ................................      8,382,227
 2,736,000      Wang Sing International Holdings Group Ltd.(3)(4) ...............         88,065
                                                                                    ------------
                                                                                       8,470,292
                                                                                    ------------
                FINANCIALS -- 8.9%
 1,672,800      Bank of East Asia Ltd. ..........................................      6,881,159
 5,227,000      CITIC International Financial Holdings Ltd.(1) ..................      2,944,267
   406,400      Dah Sing Financial Group(1) .....................................      2,977,232
   506,000      Guoco Group Ltd. ................................................      5,987,048
 1,841,000      Industrial and Commercial Bank of China (Asia) Ltd. .............      2,713,976
   736,000      Liu Chong Hing Bank Ltd.(1) .....................................      1,426,136
   543,500      Wing Lung Bank Ltd. .............................................      4,688,361
                                                                                    ------------
                                                                                      27,618,179
                                                                                    ------------
                MISCELLANEOUS -- 1.5%
23,522,964      Pico Far East Holdings Ltd.(1) ..................................      4,664,010
                                                                                    ------------

                REAL ESTATE -- 3.5%
 2,646,000      Chinese Estates Holdings Ltd. ...................................      2,861,645
 9,400,000      Hon Kwok Land Investment Co. Ltd.(3) ............................      3,721,514
 1,208,000      Hong Kong Land Holdings Ltd. ....................................      4,421,280
                                                                                    ------------
                                                                                      11,004,439
                                                                                    ------------
                TECHNOLOGY -- 4.3%
 2,458,000      AAC Acoustic Technology Holdings Inc.(2) ........................      2,199,446
 4,212,000      Fittec International Group(2) ...................................      1,301,506
 4,633,000      Foxconn International Holding Ltd.(1)(2) ........................      9,901,867
                                                                                    ------------
                                                                                      13,402,819
                                                                                    ------------
                TRANSPORTATION -- 1.4%
 6,080,000      Singamas Container Holding Ltd.(1) ..............................      4,227,115
                                                                                    ------------
                UTILITIES -- 0.9%
   975,000      Cheung Kong Infrastructure Holdings Ltd. ........................      2,818,173
                                                                                    ------------
                Total Hong Kong .................................................     89,186,964
                                                                                    ------------
                TAIWAN -- 4.6%

                TECHNOLOGY -- 4.6%
   183,000      High Tech Computer Corp. ........................................      5,030,423
 1,494,956      Hon Hai Precision Industry Co. Ltd. .............................      9,234,679
                                                                                    ------------
                Total Taiwan ....................................................     14,265,102
                                                                                    ------------

   Number
of Warrants
-----------
                WARRANTS -- 3.7%

                CHINA -- 3.7%

                COMMODITIES -- 0.3%
1,807,400       Baoshang, expires 07/29/09(2) ...................................        930,811
                                                                                    ------------

                CONSUMPTION -- 1.0%
  609,357       Dashang Group, expires 01/12/09(2) ..............................      3,184,104
                                                                                    ------------

                FINANCIALS -- 1.9%
  800,000       BNP Paribas, expires 12/10/09(2)(4) .............................        974,400
3,278,700       China Merchants, expires 06/08/09(2)(4) .........................      3,147,552
1,312,385       Shanghai Pudong, expires 01/12/09(2)                                   1,643,500
                                                                                    ------------
                                                                                       5,765,452
                                                                                    ------------
                REAL ESTATE -- 0.5%
1,512,500       China Overseas Land & Investment Ltd., expires 07/18/07(2)(4) ...              0
2,240,000       China Vanke Co., expires 01/12/09(2) ............................      1,599,360
                                                                                    ------------
                                                                                       1,599,360
                                                                                    ------------
                Total Warrants ..................................................     11,479,727
                                                                                    ------------
                Total Equities
                   (cost $226,233,967) ..........................................    293,894,833
                                                                                    ------------


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                                        7

THE GREATER CHINA FUND, INC.
================================================================================

                                                                                       Value
  Shares        Description                                                           (Note 1)
                INVESTMENT COMPANY -- 2.8%

                CHINA -- 2.8%

                OTHER -- 2.8%
 1,077,100      iShares Asia Trust -- iShares FTSE/Xinhua A50 China Tracker
                   (cost $7,649,032) ............................................   $  8,743,550
                                                                                    ------------

                SHORT-TERM INVESTMENT -- 2.3%

                MONEY MARKET FUND -- 2.3%
 7,023,216      Morgan Stanley USD Liquid Cash Reserve, yield of 4.89%
                   (cost $7,023,216) ............................................      7,023,216
                                                                                    ------------

                INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED -- 18.3%

                MONEY MARKET FUNDS* -- 13.5%
    38,511      AIM Liquid Assets Portfolio, 5.10% ..............................         38,511
    12,525      AIM Prime Portfolio, 5.10% ......................................         12,525
       452      Barclays Prime Money Market Fund, 5.07% .........................            452
 2,699,894      BlackRock Cash Strategies, 5.13% ................................      2,699,894
       427      Scudder Money Market Fund, 5.10% ................................            427
15,126,637      UBS Enhanced Yield Portfolio, 5.26%(5) ..........................     15,126,637
24,074,141      UBS Private Money Market Fund LLC, 5.11%(5) .....................     24,074,141
                                                                                    ------------

                Total Money Market Funds
                   (cost $41,952,587) ...........................................     41,952,587
                                                                                    ------------

 Principal
  Amount
                REPURCHASE AGREEMENT -- 4.8%
$15,000,000     Repurchase Agreement dated 06/30/06 with Merrill Lynch & Co.,
                   5.20%, due 07/03/06; collateralized by $15,140,000
                   Federal National Mortgage Association obligations, 4.75%,
                   due 08/03/07 (value $15,301,178); proceeds: $15,006,500
                   (cost $15,000,000) ...........................................   $ 15,000,000
                                                                                    ------------
                Total Investments of Cash Collateral from Securities Loaned
                   (cost $56,952,587) ...........................................     56,952,587
                                                                                    ------------
                TOTAL INVESTMENTS -- 118.0%
                   (cost $297,858,802) ..........................................    366,614,186

                Liabilities, in excess of cash and other assets -- (18.0%) ......    (55,910,506)
                                                                                    ------------
                NET ASSETS -- 100.0% ............................................   $310,703,680
                                                                                    ============

------------
 (1) Security, or a portion thereof, was on loan at June 30, 2006.
 (2) Non-income producing security.
 (3) Security is illiquid. These securities amounted to $4,387,022 or 1.4% of net assets.
 (4) Security is being fair valued by a valuation committee under the direction of the Board of Directors. At June 30, 2006, the value of these securities amounted to $4,787,460 or 1.5% of net assets.
 (5) Affiliated with the administrator of the Fund.
 *   Rates shown reflect yield at June 30, 2006.

See Notes to Financial Statements.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006
(Unaudited)

ASSETS
Investments in unaffiliated securities (cost $240,906,215)*                       $309,661,599
Investments of cash collateral from securities loaned (cost $56,952,587)**          56,952,587
Cash (including foreign currency with a cost of $4,272,721 and a
   value of $4,290,627)                                                              4,290,932
Receivables for securities sold                                                        384,942
Dividends & interest receivable                                                        529,174
Other assets                                                                            11,729
                                                                                  ------------
      Total assets                                                                 371,830,963
                                                                                  ------------
LIABILITIES
Payable for cash collateral for securities loaned                                   56,952,587
Payable for securities purchased                                                     3,520,297
Investment management fee payable                                                      301,098
Professional services fees payable                                                     152,165
Administration fee payable                                                              58,615
Accrued expenses                                                                       142,521
                                                                                  ------------
      Total liabilities                                                             61,127,283
                                                                                  ------------
NET ASSETS                                                                        $310,703,680
                                                                                  ============
COMPOSITION OF NET ASSETS
Common stock, $0.001 par value; 16,795,188 shares issued and
   outstanding (100,000,000 shares authorized)                                    $     16,795
Paid-in capital in excess of par                                                   216,119,098
Undistributed net investment income                                                    818,570
Accumulated net realized gain on investments                                        24,976,549
Net unrealized appreciation of investments and other assets and
   liabilities denominated in foreign currency                                      68,772,668
                                                                                  ------------
NET ASSETS                                                                        $310,703,680
                                                                                  ============

Shares Outstanding                                                                  16,795,188
                                                                                  ------------
NET ASSET VALUE PER SHARE                                                               $18.50
                                                                                        ======

------------
* Includes $52,133,386 of investments in securities on loan, at value. ** Includes $39,200,778 of investments in securities of a related entity.

See Notes to Financial Statements.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2006
(Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $347,822)                    $ 4,390,613
Securities lending income (net) from a related party                            129,527
Securities lending income (net)                                                  49,513
Interest income                                                                  74,102
                                                                            -----------
         Total investment income                                              4,643,755
                                                                            -----------
EXPENSES
Investment management fees                                                    1,800,464
Administration fees                                                             350,261
Directors' fees and expenses                                                    217,506
Custodian and accounting fees                                                   176,061
Professional services                                                           141,772
Reports and notices to shareholders                                              67,033
New York Stock Exchange listing fee                                              12,021
Transfer agent fees and expenses                                                  5,340
Miscellaneous expenses                                                           20,272
                                                                            -----------
         Total expenses                                                       2,790,730
                                                                            -----------
Net investment income                                                         1,853,025
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
   Investments                                                               21,465,927
   Foreign currency transactions                                                 23,476
                                                                            -----------
                                                                             21,489,403
Net change in unrealized appreciation (depreciation) of:
   Investments                                                               36,704,715
   Other assets and liabilities denominated in foreign currencies                (2,669)
                                                                            -----------
Net realized and unrealized gain on investments and
   foreign currency transactions                                             58,191,449
                                                                            -----------
NET INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS                       $60,044,474
                                                                            ===========

See Notes to Financial Statements.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                For the Six
                                                                Months Ended         For the Year
                                                               June 30, 2006            Ended
                                                                (Unaudited)        December 31, 2005
                                                               -------------       -----------------
INCREASE FROM INVESTMENT OPERATIONS
Net investment income                                           $  1,853,025            $  2,402,908
Net realized gains (losses) from:
   Investments                                                    21,465,927              24,798,996
   Foreign currency transactions                                      23,476                 (85,009)
Net change in unrealized appreciation/depreciation of:
   Investments                                                    36,704,715              (6,348,868)
   Other assets and liabilities denominated in
      foreign currencies                                              (2,669)                (24,430)
                                                                ------------            ------------
Total increase from investment operations                         60,044,474              20,743,597
                                                                ------------            ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains
   from foreign currency transactions                                 --                  (5,454,680)
Net realized gains                                                    --                 (28,602,446)
                                                                ------------            ------------

Total dividends and distributions to shareholders                     --                 (34,057,126)
                                                                ------------            ------------

COMMON STOCK TRANSACTIONS
Proceeds from shares issued through rights offering
   (net of offering costs of $520,000)                                --                  47,556,289
Additional offering costs                                            (17,941)                 --
                                                                ------------            ------------
Net increase (decrease) in net assets from capital stock
   transactions                                                      (17,941)             47,556,289
                                                                ------------            ------------
Net increase in net assets                                        60,026,533              34,242,760

NET ASSETS
Beginning of period                                              250,677,147             216,434,387
                                                                ------------            ------------
End of period (including undistributed
   (distributions in excess of) net investment
   income of $818,570 and
   ($1,034,455), respectively)                                  $310,703,680            $250,677,147
                                                                ============            ============

See Notes to Financial Statements.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Greater China Fund, Inc. (the "Fund") was incorporated in Maryland on May 11, 1992, as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek long-term capital appreciation by investing substantially all of its assets in listed equity securities of companies that derive or are expected to derive a significant portion of their revenues from goods produced or sold or investments made or services performed in China. Investment operations commenced on July 23, 1992.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide general indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

VALUATION OF INVESTMENTS
The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at last sale price on the day the securities are valued or, lacking any sales on such day, at last available bid price. Securities may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at "fair value", that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of directors (the "Board"). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are recorded on the trade date. Realized gains and losses on investment and foreign currency transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date. Occasionally, dividends are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis.

FOREIGN CURRENCY TRANSLATION
The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using WM/Reuters closing spot rates as of 4:00 p.m. London time on the following basis:

(i) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date; and

(ii) purchases and sales of investments, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate the effects of fluctuations in foreign exchange rates from the effects of fluctuations in the market prices of securities. Accordingly, such currency gain or loss is included in net realized gain or loss on investments. However, pursuant to U.S. federal tax regulations, the Fund does not isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of any foreign currency-denominated debt obligations; such amounts are categorized as realized foreign currency transaction gain or loss for both financial reporting and income tax reporting purposes.

Net foreign currency gain or loss from valuing foreign currency denominated assets and liabilities at period end exchange rates is reflected as a component of net unrealized appreciation or depreciation of investments and other assets and liabilities denominated in foreign currency on the Statement of Operations. Net realized foreign currency gain or loss is treated as ordinary income (loss) for income tax reporting purposes.

DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

TAX STATUS
   China
Presently, as a result of a ruling issued in July 1993 (the "July Ruling"), The People's Republic of China ("PRC") State Administration of Taxation determined that dividends paid on B shares and dividends received from a PRC company, the shares of which are listed on non-PRC securities exchanges, including dividends paid with respect to H shares, will not for the time being be subject to PRC withholding tax. However, there is no assurance that the July Ruling will remain in effect for the entire period that such shares are held by the Fund, as it is a temporary

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

provision. Based on the July Ruling, capital gains from the sale of B shares and shares of a PRC company listed on a non-PRC securities exchange, including H shares, will not for the time being be subject to 20% withholding tax.

Capital gains with respect to debt securities of PRC companies are not covered by the July Ruling and may be subject to 10% withholding tax. The withholding tax on capital gains on debt securities was reduced from 20% to 10%, via a circular issued by the Chinese State Council on November 18, 2000. This circular is a temporary provision and does not specify the expiration date.

In the future, were the above provisions to be reversed, dividends received and capital gains derived with respect to investments in securities of PRC companies would be subject to withholding tax at a maximum rate of 20%, however lower treaty rates may apply.

   Hong Kong
Under current Hong Kong law, no income tax is charged on dividends or other distributions received by any person with respect to investments in Hong Kong securities. However, income received and gains realized by any person in the course of a trade, profession or business carried on in Hong Kong may be subject to Hong Kong profits tax. It is the intention of the Fund to conduct its affairs in such a manner that it will not be subject to such profits tax. To the extent that the Fund were to derive any profit from such a trade, profession or business, its profit from the trading of securities (including interest, dividends and capital gains) would be subject to profits tax, which is currently a flat rate of 17.5% for corporations.

   Other Foreign Countries
The Fund may be subject to certain taxes on dividends, capital gains and other income imposed by the other foreign countries in which it invests.

--------------------------------------------------------------------------------

NOTE 2 CONCENTRATION OF RISK

The Fund may have elements of risk, not typically associated with investments in the United States, due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable United States companies.

--------------------------------------------------------------------------------

NOTE 3 INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has an investment management agreement ("Investment Management Agreement") with Baring Asset Management (Asia) Limited (the "Investment Manager"), an indirect wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"). MassMutual is a diversified financial services

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

business. Under the terms of the Investment Management Agreement, the Investment Manager manages the Fund's investments in accordance with the Fund's investment objectives, policies and restrictions, and makes investment decisions on behalf of the Fund, including the selection of and the placing of orders with broker-dealers to execute portfolio transactions on behalf of the Fund. As compensation for its services, the Investment Manager receives a monthly fee, computed weekly, based on the Fund's average weekly net assets in accordance with the following per annum schedule:

Average Weekly Net Assets                        Advisory Fee
Under $250 million                                   1.25%

Over $250 million                                    1.00%

UBS Global Asset Management (Americas) Inc. (the "Administrator"), an indirect wholly-owned asset management subsidiary of UBS AG, has an administration agreement ("Administration Agreement") with the Fund. Under the terms of the Administration Agreement, the Administrator provides certain administrative services to the Fund. As compensation for its services, the Administrator receives a monthly fee, computed weekly, at an annual rate of 0.22% of the Fund's average weekly net assets up to $75 million and 0.20% of such net assets in excess of $75 million, subject to a minimum annual fee of $150,000.

The Board of Directors has appointed an employee of the Administrator to serve as Chief Compliance Officer of the Fund to perform duties required in accordance with the requirements of Rule 38a-1 of the Investment Company Act of 1940, as amended ("CCO Agreement"). Under the terms of the CCO Agreement, the Administrator receives a monthly fee, computed weekly, at an annual rate of 0.03% of the Fund's average weekly net assets as compensation for its services.

--------------------------------------------------------------------------------

NOTE 4 TRANSACTIONS WITH AFFILIATES AND RELATED ENTITIES

The Investment Manager, out of its own assets, pays UBS Securities LLC a fee, accrued weekly and paid quarterly, in consideration for certain consulting and shareholder support services (not including advice or recommendations regarding the purchase or sale of investment securities) in accordance with the following schedule:

Average Weekly Net Assets

Under $125 million                                   0.05%

$125 million up to $150 million                      0.06%

$150 million up to $175 million                      0.07%

$175 million up to $200 million                      0.08%

$200 million up to $225 million                      0.09%

Over $225 million                                    0.10%

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

For the six months ended June 30, 2006, the Investment Manager, not the Fund, paid or accrued $149,053 to UBS Securities LLC for such services. In addition, for the six months ended June 30, 2006, the Fund paid $74,921 in brokerage commissions to UBS AG, for transactions executed on behalf of the Fund.

Certain employees of the Administrator and Investment Manager serve as officers of the Fund and an employee of UBS Financial Services, Inc., an indirect wholly-owned subsidiary of UBS AG, serves as a director of the Fund; however they receive no compensation from the Fund.

The Fund invests in shares of the UBS Enhanced Yield Portfolio ("Enhanced Yield Portfolio") and UBS Private Money Market Fund LLC ("Private Money Market Fund") which are funds managed by the Fund's administrator.

Amounts relating to these investments for the six months ended June 30, 2006 are summarized as follows:

                                                           Sales        Interest                        % of Net
Fund                                    Purchases         Proceeds       Income           Value          Assets
----------------------------------------------------------------------------------------------------------------
UBS Enhanced Yield Portfolio           $ 4,481,653           --          $78,127       $15,126,637        4.9%
UBS Private Money Market Fund LLC      103,388,842      $79,902,560       51,400        24,074,141        7.7%

--------------------------------------------------------------------------------

NOTE 5 SECURITIES LENDING

The Fund may lend up to 27.5% of its total assets to qualified broker-dealers or institutional investors. Under the terms of the securities lending agreement, the securities on loan are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 105% of the market value of the foreign securities on loan, which are marked to market daily. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is UBS Securities LLC, a wholly-owned indirect subsidiary of UBS AG. For the six months ended June 30, 2006, the Fund earned $179,040 and UBS Securities LLC earned $78,157 in compensation as the Fund's lending agent. At June 30, 2006, the Fund owed UBS Securities LLC $21,630 in compensation as the Fund's lending agent.

--------------------------------------------------------------------------------

NOTE 6 PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $333,427,868 and $290,271,892, respectively.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

NOTE 7 FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ending December 31, 2005 was as follows:

Distributions paid from:
Ordinary income                                             $12,717,422
Net realized gains                                           21,339,704
                                                            -----------
                                                            $34,057,126

At December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income                               $   533,003
Undistributed long-term gains                                 3,494,262
Unrealized appreciation                                      30,496,048
                                                            -----------
Total accumulated earnings                                  $34,523,313

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending December 31, 2006.

For federal income tax purposes, which is substantially the same for book purposes, the tax cost of investments and components of net unrealized appreciation of investments at June 30, 2006 were as follows:

Tax cost of investments                                     $297,858,902
                                                            ------------

Gross unrealized appreciation                                 75,242,154
Gross unrealized depreciation                                 (6,486,770)
                                                            ------------
Net unrealized appreciation                                 $ 68,755,384

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

NOTE 8 RIGHTS OFFERING

During the year ended December 31, 2005, the Fund issued 4,197,685 shares in connection with a rights offering of the Fund's common stock of which 108,483 and 200,373 shares were issued prior to the expiration to UBS Securities LLC at $14.02 and $11.70, respectively. The remaining 3,888,829 shares were issued at the actual subscription price of $11.85. Shareholders of record on November 18, 2005, were issued one transferable right for each share of common stock owned, entitling shareholders the opportunity to acquire one newly issued share of common stock for every three rights held. The rights offering commenced on November 18, 2005 and expired on December 16, 2005. The subscription price per share was 90% of the lower of (i) the average of the last reported sale prices of a share of common stock on the NYSE on the expiration date and the four preceeding business days or (ii) the net asset value per share on expiration date. Estimated offering costs attributed to the rights offering in the amount of $520,000 and dealer manager commissions paid to UBS Securities LLC of $1,873,047 were charged against additional paid-in-capital during the year ended December 31, 2005 (in aggregate referred as "Offering Costs") and an additional amount of $17,941 was charged against paid-in-capital during the six months ended June 30, 2006.

--------------------------------------------------------------------------------

NOTE 9 CAPITAL STOCK

There are 100,000,000 shares of $0.001 par value capital stock authorized. There were no transactions in shares of common stock for the six months ended June 30, 2006. For the year ended December 31, 2005, the Fund issued 4,197,685 shares in connection with the Fund's rights offering.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                     For the
                                                    Six Months                            For the Years Ended
                                                      Ended                                   December 31,
                                                  June 30, 2006   ---------------------------------------------------------------
                                                   (Unaudited)      2005          2004          2003          2002         2001
                                                 --------------   --------      --------      --------      --------     --------
Net asset value, beginning of period               $  14.93       $  17.18      $  16.57      $  10.06      $  10.59     $  10.84
                                                   --------       --------      --------      --------      --------     --------
INCREASE (DECREASE) FROM INVESTMENT
   OPERATIONS
Net investment income                                  0.11*          0.19*         0.20          0.27          0.09         0.04
Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                        3.46           1.47          0.96          6.50         (0.58)       (0.23)
                                                   --------       --------      --------      --------      --------     --------
      Total from investment operations                 3.57           1.66          1.16          6.77         (0.49)       (0.19)
                                                   --------       --------      --------      --------      --------     --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized
   gains from foreign currency transactions              --          (0.43)        (0.21)        (0.26)        (0.04)       (0.06)
From net realized gains                                  --          (2.25)        (0.34)           --            --           --
                                                   --------       --------      --------      --------      --------     --------
                                                         --          (2.68)        (0.55)        (0.26)        (0.04)       (0.06)
                                                   --------       --------      --------      --------      --------     --------
FUND SHARE TRANSACTIONS
Dilutive effect of rights offering                       --          (1.04)           --            --            --           --
Offering costs charged to paid-in capital
   in excess of par                                    0.00#         (0.19)           --            --            --           --
                                                   --------       --------      --------      --------      --------     --------

      Total Fund share transactions                    0.00          (1.23)           --            --            --           --
                                                   --------       --------      --------      --------      --------     --------
Net asset value, end of period                     $  18.50       $  14.93      $  17.18      $  16.57      $  10.06     $  10.59
                                                   ========       ========      ========      ========      ========     ========
Market value, end of period                        $  17.88       $  13.04      $  15.75      $  19.12      $   8.82     $   8.76
                                                   ========       ========      ========      ========      ========     ========
TOTAL INVESTMENT RETURN(1)                           37.12%        (0.72)%      (14.77)%       120.13%         1.15%        7.67%
                                                   ========       ========      ========      ========      ========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $310,704       $250,677      $216,434      $208,699      $126,640     $133,406
Ratio of expenses to average net assets               1.87%**        2.09%         2.28%         2.04%         2.17%        2.17%
Ratio of net investment income to
   average net assets                                 1.24%**        1.04%         1.17%         2.20%         0.84%        0.36%
Portfolio turnover                                     100%           140%           66%           85%           38%          33%

------------
*     Based on average shares outstanding.

**    Annualized.

#     Amount represents less than $0.005 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Total investment return for periods of less than one year has not been annualized.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

SUPPLEMENTAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN
Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), each shareholder will be deemed to have elected, unless PFPC Inc. (the "Plan Agent") is otherwise instructed by the shareholder in writing, to have all distributions, net of any applicable US withholding tax, automatically reinvested in additional shares of the Fund by the Plan Agent. Shareholders who do not participate in the Plan will receive all dividends and distributions in cash, net of any applicable US withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who do not wish to have dividends and distributions automatically reinvested should notify the Plan Agent. Dividends and distributions with respect to shares registered in the name of a broker-dealer or other nominee (in "street name") will be reinvested under the Plan unless such service is not provided by the broker or nominee or the shareholder elects to receive dividends and distributions in cash. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the Fund declares an income dividend or a capital gain distribution payable either in the Fund's Common Stock or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive Common Stock to be issued by the Fund. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants valued at net asset value, or if the net asset value is less than 95% of the market price on the valuation date, then valued at 95% of the market price. If net asset value per share on the valuation date exceeds the market price per share on that date, the Plan Agent, as agent for the participants, will buy shares of Common Stock on the open market.

If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of shares, the average per-share purchase price paid by the Plan Agent may exceed the net asset value of shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Plan Agent has completed its purchases, the Plan Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Plan Agent has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy shares of the Fund's common stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant. The Plan Agent will forward to the participant any proxy solicitation material and will vote any shares of common stock it holds for the participant solely in accordance with the proxy the participant returns to the Fund.

There is no charge to participants for reinvesting dividends or capital gain distributions. There will be no brokerage charge with respect to shares issued directly by the Fund as a result of dividends or capital gain distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any U.S. income tax that may be payable on such dividends or distributions.

================================================================================

THE GREATER CHINA FUND, INC.
================================================================================

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any dividend or distribution paid subsequent to notice of the termination sent to the members of the Plan at least 30 days before the record date for dividends or distributions. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days' written notice to members of the Plan. All correspondence concerning the Plan should be directed to the Plan Agent c/o PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Fund's website at http://www.greaterchinafund.com or on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-331-1710.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Fund's proxy voting policies and procedures, and its proxy voting record, without charge, upon request by contacting the Fund directly at 1-800-331-1710, online on the Fund's website:
http://www.greaterchinafund.com, or on the EDGAR Database on the SEC's website at http://www.sec.gov.

ANNUAL SHAREHOLDERS' MEETING

The Fund's annual meeting of shareholders was held on May 31, 2006. Shareholders voted to re-elect Mr. John A. Hawkins and Mr. Tak Lung Tsim as Class III Directors. The resulting vote count for each proposal is indicated below:

                                                 For          Against       Withheld Authority
                                             ----------       -------       ------------------
Election of Directors:
Mr. John A. Hawkins                          11,469,077          --               62,873
Mr. Tak Lung Tsim                            11,430,790          --              101,160

In addition to the above Directors, Mr. Edward Y. Baker, Mr. Richard B. Bradley, Mr. C. William Maher, Mr. Jonathan J.K. Taylor and Mr. John A. Bult continue to serve as Directors of the Fund.

================================================================================

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

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

--------------------------------------------------------------------------------

DIRECTORS
Richard B. Bradley, Chairman
Edward Y. Baker
John A. Bult
John A. Hawkins
C. William Maher
Jonathan J.K. Taylor
Tak Lung Tsim

EXECUTIVE OFFICERS
Ronald G.M. Watt, President
Joseph T. Malone, Treasurer & Secretary
Rose Ann Bubloski, Vice President
Wilfred Sit, Vice President

INVESTMENT MANAGER
Baring Asset Management (Asia) Ltd.
19th Floor
Edinburgh Tower
15 Queen's Road Central
Hong Kong

ADMINISTRATOR
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

CUSTODIAN
The Bank of New York
100 Colonial Center Parkway
Lake Mary, Florida 32746

SHAREHOLDER SERVICING AGENT
PFPC Inc.
P.O. Box 43027
Providence, Rhode Island 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, New York 10036-6530

LEGAL COUNSEL
White & Case LLP
1155 Avenue of the Americas
New York, New York 10036

This report, including the financial statements herein, is sent to the shareholders of The Greater China Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by the independent registered public accounting firm, who did not express an opinion thereon. Notice is hereby given in accordance with
Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices shares of its common stock in the open market.

       The Greater China Fund, Inc.
       c/o UBS Global Asset Management (Americas) Inc.
       51 West 52nd Street
       New York, New York 10019-6114
       WWW.GREATERCHINAFUND.COM
       For information call (212) 882-5977

Additional information (including updated net asset value and market price) may be obtained on the Fund's internet site.

THE GREATER CHINA FUND, INC.

================================================================================

SEMI-ANNUAL REPORT
JUNE 30, 2006

[GRAPHIC OF THE GREATER CHINA FUND, INC.]

ITEM 2.  CODE OF ETHICS.
------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
-----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.
---------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
--------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Richard B. Bradley, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Greater China Fund, Inc.

By:     /s/ Ronald G.M. Watt
        --------------------
        Ronald G.M. Watt
        President

Date:   September 7, 2006
        -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Ronald G.M. Watt
        --------------------
        Ronald G.M. Watt
        President

Date:   September 7, 2006
        -----------------

By:     /s/ Joseph T. Malone
        --------------------
        Joseph T. Malone
        Treasurer

Date:   September 7, 2006
        -----------------